EXPLORATION AND EVALUATION ASSETS (Tables)	3 Months Ended
Nov. 30, 2019
Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]

Balance, August 31, 2018	$29,406
Additions	8,362
Foreign exchange movement	(976)
Balance, August 31, 2019	$36,792
Additions	1,023
Foreign exchange movement	1,356
Balance, November 30, 2019	$39,171